Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes
Income Taxes

16.  Income Taxes

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to income, corporation or capital gains tax, and no withholding tax is imposed upon the payment of dividends.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Under the Hong Kong tax law, the Group’s subsidiaries in Hong Kong are exempted from income tax on their foreign-sourced specified income (including but not limited to dividend and interest) to the satisfaction of the relevant conditions, and there is no withholding tax in Hong Kong on remittance of dividends.

PRC

PRC Enterprise Income Tax (“EIT”)

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law (the “new EIT Law”), under which foreign invested enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT ”) at a uniform rate of 25%. The new EIT law became effective on January 1, 2008. In accordance with the implementation rules of EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15%. The HNTE certificate is effective for a period of three years. An entity could re-apply for the HNTE certificate when the prior certificate expires.

The WFOE (Hangzhou Tuya Information Technology Co., Ltd.) obtained its HNTE certificate with a valid period of three years in November 2018, and renewed in December 2024 with a valid period of three years. Therefore, the WFOE is eligible to enjoy a preferential tax rate of 15% from the years ended December 31, 2018 to 2026, to the extent it has taxable income under the EIT Law, and as long as it maintains the HNTE qualification and duly conducts relevant EIT filing procedures with the relevant tax authority.

PRC Withholding Income Tax

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.”

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. According to the arrangement between Chinese mainland and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong can be subject to withholding tax at a rate of no more than 5% if the immediate holding company in Hong Kong owns directly at least 25% of the shares of the FIE and could be recognized as a Beneficial Owner of the dividend from PRC tax perspective.

As of December 31, 2024 and 2025, the Company did not record any withholding tax on the retained earnings of its subsidiaries in the PRC as the Group does not have retained earnings for any of the years presented.

In addition, interest income derived from the PRC are subject to a 7% PRC withholding tax if paid to a Hong Kong tax resident who qualifies for the benefits of the Tax Treaty between the Chinese mainland and Hong Kong.

United States

The Company’s subsidiary in California, United States is subject to U.S. federal corporate tax and California corporate franchise tax on its taxable income as reported in its statutory financial statements adjusted in accordance with relevant U.S. tax laws. The applicable U.S. federal corporate tax rate is 21% and the California corporate franchise tax rate is 8.84% or minimum of $0.8, whatever is larger in 2023, 2024 and 2025.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code including, but not limited to: (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) requiring companies to pay a one-time transition tax on certain unrepatriated earnings of foreign subsidiaries; (3) generally eliminating U.S. federal income taxes on dividends from foreign subsidiaries; (4) requiring a current inclusion in U.S. federal taxable income of certain earnings of controlled foreign corporations; (5) eliminating the corporate alternative minimum tax (“AMT”) and changing how existing AMT credits can be realized; (6) creating the base erosion anti-abuse tax (“BEAT”), a new minimum tax; (7) creating a new limitation on deductible interest expense; and (8) changing rules related to uses and limitations of net operating loss carry-forwards created in tax years beginning after December 31, 2017. In addition, the California corporate franchise tax remained the same after the enactment of the Tax Act.

The Company assessed the impact of Tax Act and concluded that it was not material to the Company.

As the Group incurred income tax expense mainly from PRC tax jurisdictions, the following information is based mainly on PRC income taxes. During 2025, the Company revised certain disclosures, including tax losses carry forwards, valuation allowances, expenditure deduction and permanent differences for 2023 and 2024 as a result of its update to a subsidiary’s tax returns for the corresponding years. The revision was not material to the Company’s consolidated financial statements.

Composition of income tax expense

The components of (loss)/profit before tax are as follow:

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
(Loss)/profit before tax
(Loss)/profit from PRC entities	(71,249)	(20,596)	32,088
Profit from overseas entities	14,183	27,738	27,755
Total (loss)/profit before tax	(57,066)	7,142	59,843

	Year Ended December 31,
	2023	2024	2025
	US$	US$	US$
Current income tax expense	3,249	2,145	1,953
Deferred income tax	—	—	—
Total income tax expense	3,249	2,145	1,953

Reconciliation of the differences between statutory tax rate and the effective tax rate

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, the reconciliation of the differences between the statutory EIT rate applicable to profits of the consolidated entities and the income tax expenses of the Group for the year ended December 31, 2025 was as follows:

	Year Ended December 31, 2025
	Amount	Percent

PRC Statutory income tax rate	14,961	25.0%
Foreign Tax Effects
Hong Kong
Statutory tax rates in difference between PRC and Hong Kong	(2,497)	(4.2)%
Permanent book-tax differences	(6,840)	(11.4)%
Change in valuation allowance	1,532	2.6%
Other	457	0.8%
Other foreign jurisdictions	406	0.7%
Tax Credits
Effect of preferential tax rate for qualified HNTE entities (1)	(2,936)	(4.9)%
Additional deduction for research and development expenditures	(4,469)	(7.5)%
Non-taxable or non-deductible Items
Share-based compensation	866	1.4%
Permanent book-tax differences	9,861	16.5%
Change in Valuation Allowance (2)	(11,331)	(18.9)%
PRC withholding income tax on interest income and investment income	1,943	3.2%
Effective Tax Rates	1,953	3.3%

Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses of the Group for the years ended December 31, 2024 and 2023 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	Year Ended December 31,
	2023	2024
PRC Statutory income tax rate	25.0%	25.0%
Effect of tax rates in different tax jurisdiction	(2.5)%	(35.1)%
Effect of preferential tax rate for qualified HNTE entities (1)	(5.4)%	(8.6)%
Additional deduction for research and development expenditures	9.3%	(62.8)%
Share-based compensation	(19.7)%	141.2%
Permanent book-tax differences	2.0%	(13.3)%
Change in valuation allowance	(14.4)%	(16.4)%
Effective Tax Rates	(5.7)%	30.0%
(1)	The effect of the preferential income tax rate that the WFOE is entitled to enjoy as a qualified HNTE is 15%.
(2)	Valuation allowance for the years ended December 31, 2023, 2024 and 2025 are related to the deferred tax assets of certain group entities which reported losses. The Group believes that it is more likely than not that the deferred tax assets of these entities will not be utilized. Therefore, valuation allowance has been provided.

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 2, Summary of Significant Accounting Policies, cash paid for income taxes, net of refunds, during the year ended December 31, 2025 was as follows:

US$

Chinese mainland	2,517
Non-Chinese mainland	17
Total cash paid for income taxes, net of refunds	2,534

Cash paid for income taxes, net of refunds, during the years ended December 31, 2024 and 2023 was US$2,687 and US$2,819, respectively.

Deferred tax assets and deferred tax liabilities

The following table sets forth the significant components of the deferred tax assets:

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Deferred tax assets
Net accumulated losses carry-forwards	107,080	104,089	95,110
Credit-related impairment of long-term investments	1,421	1,472	1,482
Receivables allowances	279	795	696
Inventory write-downs	531	845	547
Other deductible temporary difference	106	1,046	840
Less: valuation allowance	(109,417)	(108,247)	(98,675)
Total deferred tax assets	—	—	—

As of December 31, 2025, the Group had tax losses carry-forwards of approximately US$431,893, which mainly arose from its subsidiaries established in the PRC. These tax losses carry-forwards from PRC entities will expire during the period from 2026 to 2033 as follows:

As of December 31, 2025	US$
2026	101,317
2027	42,159
2028	35,464
2029	91,815
2030	55,663
2031	34,073
2032	60,506
2033	10,896
Total tax losses carry forwards	431,893

Movement of valuation allowance

	As of December 31,
	2023	2024	2025
	US$	US$	US$
Balance at beginning of the year	101,177	109,417	108,247
Changes of valuation allowance(1)	8,240	(1,170)	(9,572)
Balance at end of the year	109,417	108,247	98,675
(1)	Valuation allowances have been provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. As of December 31, 2024 and 2025, full valuation allowances on deferred tax assets were provided because it was more likely than not that the Group will not be able to utilize tax loss carry forwards and other temporary tax difference generated by its unprofitable subsidiaries.